UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22495

Curian Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Curian Series Trust (Unaudited)

Schedules of Investments

January 31, 2013

	Shares/Par †	Value
Curian/PIMCO Income Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.7%
Alternative Loan Trust REMIC, 3.40%, 08/25/18	$1,619,552	$1,629,085
American Airlines Pass-Through Trust, 10.38%, 07/02/19	326,968	341,682
Bear Stearns Asset Backed Securities Trust REMIC, 0.69%, 07/25/35 (a)	458,425	449,317
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	1,000,000	1,043,800
Countrywide Asset-Backed Certificates REMIC, 0.85%, 06/25/35 (a)	600,000	585,991
CVS Pass-Through Trust, 5.93%, 01/10/34 (b)	1,465,772	1,736,119
Delta Air Lines Inc. Pass-Through Trust, 6.72%, 01/02/23	829,285	903,921
FedEx Corp. Pass-Through Trust, 2.63%, 01/15/18 (b)	1,238,924	1,253,338
Home Equity Asset Trust REMIC, 0.93%, 07/25/35 (a)	1,950,000	1,622,745
Morgan Stanley ABS Capital I Inc. Trust REMIC, 0.81%, 03/25/35 (a)	1,000,000	863,763
New Century Home Equity Loan Trust REMIC, 0.48%, 10/25/35 (a)	3,242,392	3,166,565
Progress Trust, 4.55%, 06/20/44 (a), AUD	1,195,273	1,251,013
SBA Tower Trust
4.25%, 04/15/15 (c)	1,000,000	1,061,769
5.10%, 04/17/17 (c)	1,000,000	1,119,270
United Air Lines Inc. Pass-Through Trust, 10.40%, 11/01/16	1,271,527	1,474,972
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 01/25/36	70,285	70,445
WG Horizons CLO, 0.55%, 05/24/19 (a) (c) (d)	700,000	686,781

Total Non-U.S. Government Agency Asset-Backed Securities (cost $18,532,307)		19,260,576

CORPORATE BONDS AND NOTES - 71.2%

CONSUMER DISCRETIONARY - 5.1%
Cablevision Term Loan B-3, 1.95%, 03/29/16 (a)	1,496,154	1,503,156
CC Holdings GS V LLC, 2.38%, 12/15/17 (c)	2,050,000	2,053,635
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22 (b)	1,000,000	1,065,000
Corp GEO SAB de CV, 8.88%, 03/27/22 (b) (e)	1,000,000	1,023,500
COX Communications Inc., 6.25%, 06/01/18 (b)	2,000,000	2,431,338
Daimler Finance North America LLC, 1.64%, 07/11/13 (a) (b)	2,000,000	2,009,920
DISH DBS Corp., 5.88%, 07/15/22	1,000,000	1,062,500
HD Supply Inc., 8.13%, 04/15/19 (b)	2,350,000	2,661,375
MGM Resorts International Term Loan A, 3.31%, 12/20/17 (a)	2,100,000	2,106,993
MGM Resorts International Term Loan B, 4.25%, 12/13/19 (a)	1,600,000	1,621,984
NBCUniversal Media LLC
5.15%, 04/30/20	3,000,000	3,493,998
4.38%, 04/01/21	2,000,000	2,202,896
2.88%, 01/15/23	750,000	731,560
Target Corp., 6.50%, 10/15/37	2,000,000	2,663,750
Time Warner Cable Inc., 6.75%, 07/01/18	2,000,000	2,477,224
Time Warner Inc., 4.88%, 03/15/20	3,000,000	3,441,474
Volkswagen International Finance NV
0.89%, 11/20/14 (a) (c)	1,500,000	1,499,475
1.60%, 11/20/17 (c)	1,500,000	1,489,552
		35,539,330
CONSUMER STAPLES - 4.2%
Altria Group Inc.
7.75%, 02/06/14 (f)	1,000,000	1,070,220
9.70%, 11/10/18 (f)	338,000	466,493
9.25%, 08/06/19 (f)	338,000	466,740
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	4,000,000	5,279,808
ConAgra Foods Inc., 3.25%, 09/15/22	400,000	398,845
Diageo Capital Plc, 4.83%, 07/15/20	2,000,000	2,319,610
ESAL GmbH, 6.25%, 02/05/23 (c)	250,000	242,812
Heineken NV, 2.75%, 04/01/23 (c)	300,000	289,253
Kraft Foods Group Inc.
6.13%, 08/23/18	2,700,000	3,296,244
3.50%, 06/06/22	400,000	418,328
Molson Coors Brewing Co., 5.00%, 05/01/42	1,000,000	1,068,243
Reynolds Group Issuer Inc., 7.13%, 04/15/19	1,900,000	2,028,250
SABMiller Holdings Inc., 3.75%, 01/15/22 (b)	3,000,000	3,186,222
Tesco Plc, 2.00%, 12/05/14 (b)	1,500,000	1,532,964
Wal-Mart Stores Inc., 6.20%, 04/15/38	3,000,000	3,952,947
Wesfarmers Ltd., 2.98%, 05/18/16 (b)	1,000,000	1,049,864
Woolworths Ltd., 2.55%, 09/22/15 (b)	2,000,000	2,075,082
		29,141,925
ENERGY - 13.9%
AK Transneft OJSC Via TransCapitalInvest Ltd., 5.67%, 03/05/14	1,400,000	1,460,900
Anadarko Petroleum Corp., 8.70%, 03/15/19	3,000,000	3,999,255
BG Energy Capital Plc, 4.00%, 10/15/21 (b)	3,000,000	3,243,507
BP AMI Leasing Inc., 5.52%, 05/08/19 (b)	5,010,000	5,910,152
Canadian Oil Sands Ltd., 4.50%, 04/01/22 (b)	100,000	107,894
Cenovus Energy Inc., 5.70%, 10/15/19	1,500,000	1,839,542
Concho Resources Inc., 5.50%, 04/01/23	2,500,000	2,637,500
Devon Energy Corp., 3.25%, 05/15/22	1,000,000	1,005,058
Energy Transfer Partners LP, 5.20%, 02/01/22	2,000,000	2,232,626
Enterprise Products Operating LLC, 4.45%, 02/15/43	1,400,000	1,330,148
EP Energy LLC, 6.88%, 05/01/19	300,000	324,750
Gazprom OAO Via Gaz Capital SA
8.13%, 07/31/14 (b)	2,700,000	2,920,320
6.21%, 11/22/16 (b)	650,000	724,750
8.15%, 04/11/18 (b)	900,000	1,095,750
Harvest Operations Corp., 6.88%, 10/01/17	620,000	688,975
MarkWest Energy Partners LP
5.50%, 02/15/23	1,300,000	1,371,500
4.50%, 07/15/23	1,600,000	1,592,000
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19 (b) (e)	2,100,000	2,255,385
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (b)	1,200,000	1,308,000
NGPL PipeCo LLC
7.12%, 12/15/17 (b) (e)	2,600,000	2,834,000
9.63%, 06/01/19 (c) (e)	1,000,000	1,155,000
Northwest Pipeline GP, 6.05%, 06/15/18	2,000,000	2,408,426

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Novatek OAO via Novatek Finance Ltd., 4.42%, 12/13/22 (b) (e)	1,600,000	1,602,000
OGX Austria GmbH
8.50%, 06/01/18 (b)	1,500,000	1,398,750
8.38%, 04/01/22 (b) (e)	1,300,000	1,166,750
ONEOK Partners LP, 3.38%, 10/01/22	800,000	799,314
Petrobras International Finance Co.
5.38%, 01/27/21	700,000	766,933
6.88%, 01/20/40	3,500,000	4,136,723
Petrohawk Energy Corp., 6.25%, 06/01/19	2,000,000	2,277,842
Pioneer Natural Resources Co.
5.88%, 07/15/16	600,000	682,073
6.88%, 05/01/18	500,000	605,888
7.50%, 01/15/20	2,100,000	2,642,600
3.95%, 07/15/22	1,100,000	1,142,595
Plains All American Pipeline LP
8.75%, 05/01/19	1,000,000	1,349,133
5.00%, 02/01/21	1,510,000	1,727,149
6.65%, 01/15/37	400,000	504,369
Pride International Inc.
8.50%, 06/15/19	900,000	1,196,224
6.88%, 08/15/20	2,400,000	2,995,879
7.88%, 08/15/40	300,000	427,379
Repsol International Finance BV, 4.88%, 02/19/19, EUR	1,100,000	1,589,150
Rockies Express Pipeline LLC
3.90%, 04/15/15 (c)	600,000	600,000
6.85%, 07/15/18 (b)	3,000,000	3,105,000
6.00%, 01/15/19 (b) (e)	2,800,000	2,744,000
5.63%, 04/15/20 (b)	1,697,000	1,595,180
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.15%, 03/06/17 (b) (e)	1,000,000	1,001,250
4.20%, 03/06/22 (b)	600,000	600,000
SandRidge Energy Inc., 8.13%, 10/15/22	200,000	216,500
Sibur Securities Ltd., 3.91%, 01/31/18 (c) (e)	600,000	597,098
Southern Natural Gas Co. LLC, 4.40%, 06/15/21	2,000,000	2,181,456
Southwestern Energy Co., 4.10%, 03/15/22	1,125,000	1,190,295
Statoil ASA, 6.70%, 01/15/18	1,500,000	1,834,109
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	500,000	493,560
Targa Resources Partners LP
6.38%, 08/01/22 (b)	2,300,000	2,518,500
5.25%, 05/01/23 (b)	1,030,000	1,071,200
Texas Eastern Transmission LP, 2.80%, 10/15/22 (c)	1,500,000	1,482,992
TNK-BP Finance SA
7.50%, 07/18/16 (b)	1,300,000	1,486,875
7.88%, 03/13/18 (b)	1,500,000	1,811,250
Total Capital Canada Ltd., 0.68%, 01/15/16 (a)	1,200,000	1,204,495
Transocean Inc., 6.00%, 03/15/18	1,000,000	1,150,755
Western Gas Partners LP, 4.00%, 07/01/22	1,000,000	1,034,070
		97,374,774
FINANCIALS - 29.4%
Ally Financial Inc.
3.49%, 02/11/14 (a)	2,000,000	2,030,240
4.50%, 02/11/14	500,000	513,750
American Express Co., 6.15%, 08/28/17	2,200,000	2,621,579
American International Group Inc., 5.05%, 10/01/15	3,000,000	3,291,669
American Tower Corp., 4.50%, 01/15/18	2,000,000	2,208,250
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (b)	1,000,000	1,102,500
Banco do Brasil SA
3.88%, 10/10/22	4,000,000	3,960,000
5.88%, 01/19/23 (b)	1,300,000	1,407,250
Banco Santander Brasil SA
4.25%, 01/14/16 (b)	2,000,000	2,075,000
4.63%, 02/13/17 (b)	3,800,000	4,018,500
Banco Santander Chile, 3.88%, 09/20/22 (c)	2,100,000	2,138,846
Bank of America Corp., 7.63%, 06/01/19	8,900,000	11,317,418
Banque PSA Finance SA
6.00%, 07/16/14, EUR	1,000,000	1,413,138
3.88%, 01/14/15, EUR	1,200,000	1,652,031
Barclays Bank Plc, 14.00%, (callable at 100 beginning 12/15/19) (g), GBP	2,800,000	5,928,884
BBVA Bancomer SA, 6.50%, 03/10/21 (b)	2,700,000	3,091,500
BBVA US Senior SAU, 4.66%, 10/09/15	4,600,000	4,747,421
Biomed Realty LP, 4.25%, 07/15/22	1,200,000	1,233,612
Caixa Economica Federal, 3.50%, 11/07/22 (c)	800,000	796,000
Caterpillar Financial Services Corp., 5.45%, 04/15/18	2,000,000	2,366,726
CIT Group Inc., 4.25%, 08/15/17	1,200,000	1,242,000
Citigroup Inc.
5.95% (callable at 100 beginning 01/30/23) (g)	1,300,000	1,313,000
0.86%, 05/31/17 (a), EUR	2,000,000	2,504,854
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.75%, 01/15/20 (c)	1,300,000	1,467,778
Eksportfinans ASA
5.19%, 03/21/13, AUD	300,000	313,006
2.38%, 05/25/16	500,000	477,390
Experian Finance Plc, 2.38%, 06/15/17 (c)	1,200,000	1,221,613
First American Financial Corp., 4.30%, 02/01/23	700,000	703,668
Ford Motor Credit Co. LLC
8.00%, 06/01/14	200,000	216,922
8.70%, 10/01/14	2,300,000	2,558,991
2.75%, 05/15/15	1,700,000	1,735,929
2.50%, 01/15/16	2,600,000	2,636,678
4.25%, 02/03/17	2,800,000	2,984,951
Goldman Sachs Group Inc.
5.95%, 01/18/18	6,400,000	7,434,790
2.38%, 01/22/18	2,000,000	2,004,934
HSBC Bank Plc, 4.13%, 08/12/20 (b)	4,000,000	4,404,132
HSBC Finance Corp., 6.68%, 01/15/21	3,900,000	4,640,743
ING Bank NV, 2.00%, 09/25/15 (c)	1,000,000	1,014,963
International Lease Finance Corp., 6.75%, 09/01/16 (b)	2,000,000	2,255,000
Intesa Sanpaolo SpA, 3.13%, 01/15/16	3,500,000	3,473,788
Itau Unibanco Holding SA
5.65%, 03/19/22 (b) (e)	2,000,000	2,120,000
5.13%, 05/13/23 (b)	2,000,000	2,052,000
JPMorgan Chase & Co., 6.40%, 10/02/17	8,000,000	9,588,720
JPMorgan Chase Bank NA
0.88%, 05/31/17 (a), EUR	3,500,000	4,637,028
6.00%, 07/05/17	1,000,000	1,174,186
6.00%, 10/01/17	7,000,000	8,248,135
Korea Development Bank, 3.00%, 09/14/22	1,000,000	981,516
Korea Exchange Bank, 3.13%, 06/26/17 (b)	1,100,000	1,149,943
LBG Capital No.1 Plc
7.59%, 05/12/20, GBP	1,500,000	2,467,963
7.63%, 10/14/20, EUR	1,000,000	1,394,679

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
LBG Capital No.2 Plc
7.63%, 12/09/19, GBP	300,000	485,314
15.00%, 12/21/19, GBP	200,000	445,949
15.00%, 12/21/19, EUR	500,000	950,590
Lloyds TSB Bank Plc
6.50%, 03/24/20, EUR	2,000,000	2,971,359
7.63%, 04/22/25, GBP	250,000	449,636
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	3,300,000	3,865,541
Morgan Stanley
5.95%, 12/28/17	1,000,000	1,147,527
7.30%, 05/13/19	6,600,000	8,079,218
5.63%, 09/23/19	1,300,000	1,474,385
5.75%, 01/25/21	3,000,000	3,409,017
National Rural Utilities Cooperative Finance Corp., 3.05%, 02/15/22	2,000,000	2,063,036
Nippon Life Insurance Co., 5.00%, 10/18/42 (a) (c)	600,000	611,935
Piper Jaffray Cos., 4.31%, 05/31/14 (a) (c) (d)	700,000	699,823
Residential Capital LLC Term Loan A-1, 6.00%, 11/14/13 (a)	600,000	600,564
Royal Bank of Scotland Plc, 6.93%, 04/09/18, EUR	600,000	903,066
RPI Finance Trust Term Loan B, 3.50%, 05/10/18 (a)	1,476,099	1,486,845
Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.30%, 12/27/17 (b)	1,100,000	1,179,750
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/19	1,500,000	1,622,250
6.13%, 02/07/22 (b)	1,500,000	1,711,935
SL Green Realty Corp., 4.50%, 12/01/22	1,500,000	1,495,746
SLM Corp.
5.38%, 05/15/14	1,300,000	1,360,804
6.25%, 01/25/16	2,300,000	2,530,706
8.45%, 06/15/18	1,500,000	1,787,037
8.00%, 03/25/20	2,300,000	2,662,250
Springleaf Financial Funding Co. Term Loan, 5.50%, 05/10/17 (a)	2,500,000	2,505,625
SSIF Nevada LP, 1.01%, 04/14/14 (a) (c)	1,500,000	1,507,401
Standard Chartered Plc, 3.95%, 01/11/23 (c)	1,700,000	1,674,553
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17 (c)	253,414	262,573
UBS AG, 5.88%, 12/20/17	1,000,000	1,187,192
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (b)	1,500,000	1,587,000
Wachovia Corp., 5.75%, 02/01/18	5,400,000	6,444,117
Walter Investment Management Corp. Term Loan B, 5.75%, 12/01/17 (a)	2,000,000	2,030,000
Weyerhaeuser Co.
7.38%, 10/01/19 (e)	2,800,000	3,442,404
7.38%, 03/15/32	1,700,000	2,070,716
Woodside Finance Ltd., 4.60%, 05/10/21 (b)	2,000,000	2,204,114
		205,243,592
HEALTH CARE - 2.6%
AbbVie Inc., 2.90%, 11/06/22 (c)	300,000	296,595
Amgen Inc.
4.50%, 03/15/20	2,800,000	3,146,200
4.10%, 06/15/21	700,000	769,087
3.88%, 11/15/21	1,100,000	1,193,930
3.63%, 05/15/22	700,000	740,907
5.15%, 11/15/41	600,000	656,503
Boston Scientific Corp., 4.50%, 01/15/15	3,000,000	3,189,093
Community Health Systems Inc., 5.13%, 08/15/18	1,300,000	1,368,250
Gilead Sciences Inc., 2.40%, 12/01/14	1,900,000	1,958,022
HCA Inc. Term Loan B-3, 3.55%, 05/01/18 (a)	2,500,000	2,515,225
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	1,500,000	1,578,740
Valeant Pharmaceuticals International Inc. Term Loan, 3.25%, 02/13/19 (a)	1,000,000	1,012,500
		18,425,052
INDUSTRIALS - 3.0%
AABS Ltd. Term Loan A, 4.88%, 01/10/38 (a) (c) (d)	1,000,000	1,010,000
ADT Corp., 4.13%, 06/15/23 (c)	600,000	608,606
Asciano Finance Ltd., 4.63%, 09/23/20 (b)	1,000,000	1,025,164
Aviation Capital Group Corp., 7.13%, 10/15/20 (b) (e)	1,500,000	1,643,205
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	808,000	852,440
Burlington Northern Santa Fe LLC
5.40%, 06/01/41	2,500,000	2,865,080
4.38%, 09/01/42	1,000,000	1,005,058
Colfax Corp. Term Loan A-1
3.24%, 01/13/17 (a)	213,000	210,514
3.24%, 01/13/17 (a)	882,000	871,707
CSX Corp., 4.75%, 05/30/42	500,000	514,796
Eaton Corp., 2.75%, 11/02/22 (c)	2,000,000	1,943,962
Heathrow Funding Ltd., 2.50%, 06/25/15 (c)	1,100,000	1,135,941
Masonite International Corp., 8.25%, 04/15/21 (b)	325,000	357,500
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (b)	1,000,000	1,052,666
3.38%, 03/15/18 (b)	1,000,000	1,024,215
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (b) (f)	1,560,000	1,703,208
USG Corp., 7.88%, 03/30/20 (c)	800,000	912,000
Verisk Analytics Inc., 4.13%, 09/12/22	1,875,000	1,913,739
		20,649,801
INFORMATION TECHNOLOGY - 0.9%
Autodesk Inc., 1.95%, 12/15/17	1,200,000	1,183,387
Hewlett-Packard Co.
0.69%, 05/30/14 (a)	2,000,000	1,979,070
1.86%, 09/19/14 (a)	1,700,000	1,699,181
Symantec Corp., 3.95%, 06/15/22 (e)	1,400,000	1,409,059
		6,270,697
MATERIALS - 4.0%
Anglo American Capital Plc, 2.63%, 04/03/17 (b)	1,050,000	1,069,077
ArcelorMittal, 7.50%, 10/15/39 (f)	1,600,000	1,615,642
Barrick North America Finance LLC, 4.40%, 05/30/21	2,500,000	2,688,177
Cliffs Natural Resources Inc., 4.88%, 04/01/21	1,500,000	1,480,070
Corp. Nacional del Cobre de Chile, 3.00%, 07/17/22 (c)	200,000	196,999
Dow Chemical Co.
8.55%, 05/15/19 (f)	1,000,000	1,348,592
3.00%, 11/15/22	5,000,000	4,881,495
Ecolab Inc.
2.38%, 12/08/14	800,000	823,134
4.35%, 12/08/21	2,000,000	2,218,916
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (c)	600,000	616,500
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/12/17 (a)	698,250	706,762

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Freeport-McMoRan Copper & Gold Inc., 1.40%, 02/13/15	2,000,000	2,013,568
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	1,500,000	1,766,743
Glencore Finance Europe SA, 5.50%, 04/03/22, GBP	500,000	862,542
LyondellBasell Industries NV, 5.75%, 04/15/24 (e)	600,000	694,500
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (b)	2,000,000	2,098,444
Westlake Chemical Corp., 3.60%, 07/15/22	1,200,000	1,196,648
Xstrata Finance Canada Ltd., 2.45%, 10/25/17 (c)	1,700,000	1,714,209
		27,992,018
TELECOMMUNICATION SERVICES - 4.0%
America Movil SAB de CV, 6.45%, 12/05/22, MXN	25,000,000	2,068,333
AT&T Inc.
5.35%, 09/01/40	3,000,000	3,287,706
4.30%, 12/15/42 (c)	16,000	15,189
Crown Castle Towers LLC
5.50%, 01/15/17 (b)	1,500,000	1,716,287
6.11%, 01/15/20 (b)	500,000	604,957
Deutsche Telekom International Finance BV, 3.13%, 04/11/16 (b)	2,600,000	2,734,638
France Telecom SA, 4.13%, 09/14/21	1,500,000	1,619,466
Intelsat Jackson Holdings SA Term Loan, 4.50%, 04/02/18 (a)	1,396,500	1,413,607
Rogers Communications Inc., 6.80%, 08/15/18	2,400,000	3,015,458
Telefonica Emisiones SAU
5.43%, 02/03/14, EUR	450,000	633,862
4.67%, 02/07/14, EUR	450,000	629,565
4.97%, 02/03/16, EUR	2,300,000	3,299,450
6.42%, 06/20/16 (e)	500,000	555,105
Telstra Corp. Ltd., 4.80%, 10/12/21 (b)	2,000,000	2,286,468
Verizon Wireless Capital LLC, 8.50%, 11/15/18	3,000,000	4,066,296
		27,946,387
UTILITIES - 4.1%
Appalachian Power Co., 5.00%, 06/01/17	2,000,000	2,277,274
CMS Energy Corp., 5.05%, 02/15/18	1,500,000	1,690,079
Constellation Energy Group Inc., 5.15%, 12/01/20	2,500,000	2,824,727
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (b)	1,400,000	1,631,671
Energy Future Intermediate Holding Co. LLC
6.88%, 08/15/17 (b) (e)	3,000,000	3,210,000
10.00%, 12/01/20	1,400,000	1,606,500
IPALCO Enterprises Inc., 7.25%, 04/01/16 (b)	1,400,000	1,568,000
Jersey Central Power & Light Co., 4.80%, 06/15/18	3,000,000	3,326,301
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,500,000	1,841,009
NRG Energy Inc., 6.63%, 03/15/23 (b) (e)	2,000,000	2,145,000
Puget Energy Inc., 6.50%, 12/15/20	1,500,000	1,672,515
Tokyo Electric Power Co. Inc., 4.50%, 03/24/14, EUR	500,000	687,721
Virginia Electric and Power Co., 2.95%, 01/15/22	3,000,000	3,116,127
Western Massachusetts Electric Co., 3.50%, 09/15/21	1,000,000	1,062,267
		28,659,191

Total Corporate Bonds and Notes (cost $476,924,011)		497,242,767

GOVERNMENT AND AGENCY OBLIGATIONS - 26.9%

GOVERNMENT SECURITIES - 23.4%
Municipals - 1.4%
City of New York, 5.97%, 03/01/36	1,000,000	1,272,640
Los Angeles Community College District, 6.75%, 08/01/49	1,165,000	1,636,476
Metropolitan Transportation Authority, 6.81%, 11/15/40	1,000,000	1,308,970
New Jersey State Turnpike Authority, 7.10%, 01/01/41	1,420,000	1,989,505
Port Authority of New York & New Jersey, GO, 4.93%, 10/01/51	1,000,000	1,088,440
Sacramento Municipal Utility District, 6.16%, 05/15/36	1,000,000	1,223,710
Triborough Bridge & Tunnel Authority, GO, 5.50%, 11/15/39	1,000,000	1,157,090
		9,676,831
Sovereign - 5.8%
Italy Buoni Poliennali Del Tesoro, 4.75%, 06/01/17, EUR	15,500,000	22,548,818
Junta de Castilla y Leon
6.27%, 02/19/18, EUR	400,000	537,881
6.51%, 03/01/19, EUR	400,000	535,157
Russian Foreign Bond, 3.25%, 04/04/17 (b)	3,800,000	4,028,000
Spain Government Bond
3.40%, 04/30/14, EUR	1,500,000	2,075,662
3.75%, 10/31/15, EUR	1,000,000	1,385,229
3.25%, 04/30/16, EUR	750,000	1,019,916
4.50%, 01/31/18, EUR	3,000,000	4,181,352
Xunta de Galicia, 5.76%, 04/03/17, EUR	3,500,000	4,751,298
		41,063,313
U.S. Treasury Securities - 16.2%
U.S. Treasury Bond
3.13%, 02/15/42 (h)	13,800,000	13,778,444
3.00%, 05/15/42	3,600,000	3,501,000
2.75%, 08/15/42	600,000	552,563
U.S. Treasury Note
0.38%, 07/31/13	1,900,000	1,902,449
0.25%, 10/31/13 - 01/31/14	6,200,000	6,204,694
0.50%, 11/15/13 (h)	5,045,000	5,058,400
0.75%, 12/15/13	74,000	74,373
1.00%, 01/15/14	1,920,000	1,935,151
2.00%, 11/15/21 (h)	36,900,000	37,565,934
2.00%, 02/15/22	15,835,000	16,058,923
1.75%, 05/15/22	7,405,000	7,319,383
1.63%, 08/15/22 - 11/15/22	19,700,000	19,083,977
		113,035,291
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.5%
Federal National Mortgage Association - 3.5%
Federal National Mortgage Association
4.00%, 01/01/41 - 05/01/42	7,724,524	8,218,833
4.00%, 02/15/43, TBA (i)	15,000,000	15,942,188
		24,161,021

Total Government and Agency Obligations (cost $186,692,803)		187,936,456

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
PURCHASED OPTIONS - 0.1%
Interest Rate Put Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB	50	432,916

Total Purchased Options (cost $396,342)		432,916

SHORT TERM INVESTMENTS - 4.7%

Certificates of Deposit - 0.6%
Dexia Credit Local SA, 1.40%, 09/20/13	$4,000,000	3,998,533

Commercial Paper - 0.1%
Ford Motor Credit Co. LLC, 0.97%, 03/05/13	1,000,000	999,147

Federal Home Loan Bank - 0.0% (k)
Federal Home Loan Bank, 0.18%, 05/10/13	200,000	199,967

Repurchase Agreements - 1.5%
Repurchase Agreement with BCL, 0.18% (Collateralized by $10,049,900 Federal National Mortgage Association, 3.50%, due 09/01/42, value $10,567,521) acquired on 01/31/13, due 02/01/13 at 10,300,052	10,300,000	10,300,000

Securities Lending Collateral - 2.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.17% (j)	3,000,000	3,000,000
Repurchase Agreement with CSI, 0.13% (Collateralized by $1,792,908 U.S. Treasury Bond Strip, due 11/15/26-11/15/27, value $1,193,403 and $16,371,348 U.S. Treasury Note Strip, due 02/15/13-02/05/41, value $11,484,509) acquired on 01/31/13, due 02/01/13 at $12,429,322	$12,429,277	12,429,277
		15,429,277
Treasury Securities - 0.3%
U.S. Treasury Bill
0.19%, 08/22/13 (h)	1,011,000	1,010,405
0.18%, 10/17/13 (h)	16,000	15,988
0.14%, 01/09/14 (h)	1,156,000	1,154,519
		2,180,912

Total Short Term Investments (cost $33,108,735)		33,107,836

Total Investments - 105.6% (cost $715,654,198)		737,980,551
Other Assets and Liabilities, Net - (5.6%)		(39,317,534)
Total Net Assets - 100.0%		$698,663,017

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Variable rate security. Rate stated was in effect as of January 31, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of January 31, 2013, the value of Rule 144A and Section 4(2) liquid securities was $123,401,542.

(c)	Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)

Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Schedules of Investments.

(e)	All or portion of the security was on loan.
(f)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(g)	Perpetual security.
(h)	All or a portion of the security is pledged or segregated as collateral.
(i)	All or a portion of the investment was purchased on a delayed delivery basis. As of January 31, 2013, the total cost of investments purchased on a delayed delivery basis was $16,014,063.
(j)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of January 31, 2013.
(k)	The securities in this category are direct debt of the agency and not collateralized by mortgages.

See accompanying Notes to Schedules of Investments.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Fund at January 31, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
AABS Ltd. Term Loan A, 4.88%, 01/10/38	01/28/13	$1,010,000	$1,010,000	0.1%
ADT Corp., 4.13%, 06/15/23	01/08/13	599,916	608,606	0.1
AT&T Inc., 4.30%, 12/15/42	12/24/12	15,979	15,189	—
AbbVie Inc., 2.90%, 11/06/22	11/06/12	298,107	296,595	—
Banco Santander Chile, 3.88%, 09/20/22	09/20/12	2,132,345	2,138,846	0.3
CC Holdings GS V LLC, 2.38%, 12/15/17	12/12/12	2,050,000	2,053,635	0.3
Caixa Economica Federal, 3.50%, 11/07/22	10/31/12	796,458	796,000	0.1
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.75%, 01/15/20	12/14/11	1,350,227	1,467,778	0.2
Corp. Nacional del Cobre de Chile, 3.00%, 07/17/22	07/11/12	197,450	196,999	—
ESAL GmbH, 6.25%, 02/05/23	01/30/12	245,457	242,812	—
Eaton Corp., 2.75%, 11/02/22	11/15/12	1,993,399	1,943,962	0.3
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17	12/06/12	600,000	616,500	0.1
Experian Finance Plc, 2.38%, 06/15/17	06/27/12	1,195,213	1,221,613	0.2
Heathrow Funding Ltd., 2.50%, 06/25/15	06/19/12	1,099,298	1,135,941	0.2
Heineken NV, 2.75%, 04/01/23	10/03/12	299,448	289,253	—
ING Bank NV, 2.00%, 09/25/15	09/19/12	997,444	1,014,963	0.1
NGPL PipeCo LLC, 9.63%, 06/01/19	05/23/12	1,147,949	1,155,000	0.2
Nippon Life Insurance Co., 5.00%, 10/18/42	10/12/12	600,000	611,935	0.1
Piper Jaffray Cos., 4.31%, 05/31/14	11/30/12	700,000	699,823	0.1
Rockies Express Pipeline LLC, 3.90%, 04/15/15	12/12/11	595,345	600,000	0.1
SBA Tower Trust, 4.25%, 04/15/15	01/24/12	1,022,225	1,061,769	0.2
SBA Tower Trust, 5.10%, 04/17/17	12/14/11	1,067,226	1,119,270	0.2
SSIF Nevada LP, 1.01%, 04/14/14	12/14/11	1,488,338	1,507,401	0.2
Sibur Securities Ltd., 3.91%, 01/31/18	01/25/13	600,000	597,098	0.1
Standard Chartered Plc, 3.95%, 01/11/23	01/09/13	1,698,054	1,674,553	0.2
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17	01/20/12	260,997	262,573	—
Texas Eastern Transmission LP, 2.80%, 10/15/22	10/22/12	1,497,101	1,482,992	0.2
USG Corp., 7.88%, 03/30/20	01/15/13	916,955	912,000	0.1
Volkswagen International Finance NV, 0.89%, 11/20/14	11/14/12	1,500,000	1,499,475	0.2
Volkswagen International Finance NV, 1.60%, 11/20/17	11/14/12	1,494,838	1,489,552	0.2
WG Horizons CLO, 0.55%, 05/24/19	01/28/13	686,886	686,781	0.1
Xstrata Finance Canada Ltd., 2.45%, 10/25/17	10/19/12	1,697,290	1,714,209	0.2
		$31,853,945	$32,123,123	4.4%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions
Call Swaption, 3 month LIBOR versus 0.75% fixed, DUB	03/18/2013	N/A	36	$(356)
Call Swaption, 3 month LIBOR versus 0.85% fixed, GSB	03/18/2013	N/A	64	(3,125)
Call Swaption, 3 month LIBOR versus 1.70% fixed, DUB	03/18/2013	N/A	191	(587,682)
Call Swaption, 3 month LIBOR versus 1.70% fixed, MSC	03/18/2013	N/A	23	(70,778)
Call Swaption, 3 month LIBOR versus 1.80% fixed, BBP	07/29/2013	N/A	14	(6,147)
Call Swaption, 3 month LIBOR versus 1.80% fixed, MSC	07/29/2013	N/A	49	(21,712)
Put Swaption, 3 month LIBOR versus 1.25% fixed, GSB	03/18/2013	N/A	64	(9,309)
Put Swaption, 3 month LIBOR versus 1.30% fixed, DUB	04/29/2013	N/A	58	(16,419)
Put Swaption, 3 month LIBOR versus 1.40% fixed, DUB	03/20/2018	N/A	36	(1,887)
Put Swaption, 3 month LIBOR versus 1.65% fixed, BOA	03/18/2013	N/A	14	(6,112)
Put Swaption, 3 month LIBOR versus 1.70% fixed, DUB	03/18/2013	N/A	191	(1,020)
Put Swaption, 3 month LIBOR versus 1.70% fixed, MSC	03/18/2013	N/A	23	(123)
Put Swaption, 3 month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A	208	(448,025)
Put Swaption, 3 month LIBOR versus 2.65% fixed, BBP	07/29/2013	N/A	14	(10,502)
Put Swaption, 3 month LIBOR versus 2.65% fixed, MSC	07/29/2013	N/A	49	(36,461)
Put Swaption, 6 month Euribor versus 1.15% fixed, BOA	07/24/2013	N/A	35	(6,758)
Put Swaption, 6 month Euribor versus 1.15% fixed, CSI	07/24/2013	N/A	42	(8,102)
Put Swaption, 6 month Euribor versus 1.70% fixed, BBP	07/24/2013	N/A	37	(19,424)
Put Swaption, 6 month Euribor versus 1.70% fixed, DUB	07/24/2013	N/A	16	(8,400)
			1,164	$(1,262,342)

See accompanying Notes to Schedules of Investments.

Summary of Written Options

	Contracts	Premiums
Options outstanding at October 31, 2012	896	$1,128,390
Options written during the period	456	153,820
Options closed during the period	(94)	(30,480)
Options expired during the period	(94)	(30,480)
Options outstanding at January 31, 2013	1,164	$1,221,250

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)	Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

BRL/USD	02/04/2013	UBS	BRL	11,335,896	$5,692,568	$191,842	USD/CNY	02/01/2013	DUB	CNY	(6,498,690)	$(1,045,007)	$(21,027)
BRL/USD	04/02/2013	UBS	BRL	11,335,896	5,655,077	172,707	USD/EUR	02/04/2013	BNP	EUR	(50,930,000)	(69,152,331)	(1,991,042)
CAD/USD	03/21/2013	DUB	CAD	1,202,000	1,203,993	(15,724)	USD/EUR	02/04/2013	DUB	EUR	(2,305,000)	(3,129,710)	(52,316)
CNY/USD	02/01/2013	BCL	CNY	21,133,318	3,398,295	87,212	USD/EUR	02/04/2013	CSI	EUR	(800,000)	(1,086,233)	(23,372)
EUR/USD	02/04/2013	DUB	EUR	246,000	334,017	5,882	USD/EUR	03/04/2013	BCL	EUR	(3,499,000)	(4,751,636)	(43,395)
KRW/USD	02/28/2013	BCL	KRW	811,976,000	744,628	(783)	USD/EUR	03/04/2013	UBS	EUR	(43,894,000)	(59,607,973)	(594,904)
MXN/USD	04/03/2013	MSC	MXN	23,997,075	1,876,493	26,395	USD/EUR	03/04/2013	UBS	EUR	(652,000)	(885,415)	(6,081)
NOK/USD	02/14/2013	MSC	NOK	7,391,000	1,352,439	73,140	USD/GBP	03/12/2013	DUB	GBP	(2,559,000)	(4,057,783)	58,164
PHP/USD	03/25/2013	UBS	PHP	32,250,000	792,621	11,087	USD/GBP	03/12/2013	CSI	GBP	(119,000)	(188,697)	3,406
SGD/USD	04/15/2013	UBS	SGD	1,908,977	1,542,346	(6,444)	USD/GBP	03/12/2013	DUB	GBP	(429,000)	(680,261)	9,193
USD/AUD	02/21/2013	BOA	AUD	(5,345,000)	(5,567,075)	21,123	USD/GBP	03/12/2013	UBS	GBP	(3,397,000)	(5,386,591)	(1,259)
USD/AUD	02/21/2013	CSI	AUD	(141,000)	(146,858)	(322)	USD/GBP	03/12/2013	DUB	GBP	(286,000)	(453,508)	(2,989)
USD/AUD	02/21/2013	DUB	AUD	(245,000)	(255,179)	35	USD/JPY	04/17/2013	UBS	JPY	(270,161,000)	(2,955,847)	74,529
USD/BRL	02/04/2013	UBS	BRL	(11,335,896)	(5,692,568)	(169,598)	USD/JPY	04/17/2013	BCL	JPY	(346,624,000)	(3,792,433)	62,466
USD/CNY	02/01/2013	BCL	CNY	(4,670)	(751)	(19)	USD/JPY	04/17/2013	CSI	JPY	(1,426,000)	(15,602)	238
USD/CNY	02/01/2013	BCL	CNY	(14,629,959)	(2,352,537)	(60,518)						$(148,611,518)	$(2,192,374)

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)

BBP	3- Month South African Johannesburg Interbank Rate	Paying	6.00%	03/20/2018	ZAR	13,200,000	$3,725
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	22,600,000	36,096
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	54,800,000	89,800
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	16,200,000	32,173
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,600,000	5,359
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	9,200,000	17,145
GSB	3- Month South African Johannesburg Interbank Rate	Paying	6.00%	09/19/2017	ZAR	17,000,000	229
GSB	Brazil Interbank Deposit Rate	Paying	8.30%	01/02/2017	BRL	100,000,000	(368,239)
GSB	Brazil Interbank Deposit Rate	Paying	8.30%	01/02/2017	BRL	16,800,000	(29,990)
GSB	Brazil Interbank Deposit Rate	Paying	8.30%	01/02/2017	BRL	8,500,000	(17,686)
GSB	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	8,500,000	17,750
GSB	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	39,000,000	71,101
GSB	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	9,300,000	18,989
MSC	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	240,000,000	480,429
MSC	Mexican Interbank Rate	Paying	5.00%	09/13/2017	MXN	20,000,000	6,824
MSC	Mexican Interbank Rate	Paying	5.25%	09/06/2019	MXN	78,900,000	47,877
							$411,582

Centrally Cleared Interest Rate Swap Agreements

N/A	6-Month Australian Bank Bill	Paying	4.00%	03/15/2023	AUD	13,200,000	$3,286
N/A	3-Month Canadian Dealer Offered Rate	Paying	1.60%	06/16/2015	CAD	34,300,000	(45,788)
N/A	British Bankers Association Yen LIBOR	Paying	1.00%	03/24/2023	JPY	620,000,000	10,761
							$(31,741)

See accompanying Notes to Schedules of Investments.

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (3)	Fixed Rate (6)	Expiration Date	Notional Amount (1), (5)	Value (4)	Unrealized Appreciation / (Depreciation)
Credit default swap agreements - sell protection (2)
BNP	Alcoa Inc., 5.72%, 02/23/2019	2.19%	1.00%	03/20/2017	$(1,000,000)	$(46,971)	$51,827
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	1.04%	1.00%	12/20/2017	(3,800,000)	(8,023)	61,021
BBP	CDX.NA.IG-17	N/A	1.00%	12/20/2016	(4,830,000)	58,199	46,526
MSS	CDX.NA.IG-17	N/A	1.00%	12/20/2021	(75,000)	(1,224)	(110)
BOA	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(8,200,000)	78,670	157,163
BOA	CDX.NA.IG-18	N/A	1.00%	06/20/2022	(12,200,000)	(243,376)	121,956
CSI	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(23,325,000)	223,777	310,558
DUB	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(2,000,000)	19,188	10,033
GSI	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(2,875,000)	27,582	44,091
MSS	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(13,210,000)	126,735	115,976
BNP	CDX.NA.IG-19	N/A	1.00%	12/20/2017	(8,000,000)	41,254	39,968
BBP	Citigroup Inc., 6.13%, 05/15/2018	1.09%	1.00%	12/20/2017	(2,075,000)	(8,345)	45,938
CSI	Encana Corp. 4.75%, 10/15/2013	1.67%	1.00%	03/20/2018	(2,000,000)	(64,896)	(36,015)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.05%	1.00%	06/20/2017	(4,100,000)	(8,859)	45,311
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	0.96%	1.00%	12/20/2016	(6,500,000)	9,741	111,147
BBP	Ford Motor Co., 6.50%, 08/01/2018	1.09%	5.00%	12/20/2015	(2,100,000)	233,800	78,022
DUB	Ford Motor Co., 6.50%, 08/01/2018	1.69%	5.00%	12/20/2017	(800,000)	123,015	30,107
BNP	General Electric Capital Corp., 5.63%, 09/15/2017	0.85%	1.00%	03/20/2017	(5,000,000)	30,259	261,628
BBP	Goldman Sachs Group Inc., 5.95%, 01/18/2018	1.33%	1.00%	12/20/2017	(2,650,000)	(40,839)	65,349
BBP	Kingdom of Spain, 5.50%, 07/30/2017	2.09%	1.00%	12/20/2015	(2,000,000)	(60,533)	57,330
DUB	MCDX.18-V1	N/A	1.00%	06/20/2017	(1,400,000)	(13,945)	22,881
BBP	Metlife Inc., 4.75%, 02/08/2021	1.36%	1.00%	12/20/2017	(5,000,000)	(85,176)	105,064
BOA	Metlife Inc., 4.75%, 02/08/2021	1.36%	1.00%	12/20/2017	(900,000)	(15,332)	22,965
CSI	MGM Resorts International, 7.63%, 01/15/2017	4.98%	5.00%	03/20/2018	(1,000,000)	824	(2,849)
BNP	Morgan Stanley, 6.60%, 04/01/2012	0.22%	1.00%	03/20/2013	(1,700,000)	1,766	13,698
BOA	NRG Energy Inc., 8.50%, 06/15/2019	2.87%	5.00%	06/20/2017	(900,000)	78,951	122,894
GSI	NRG Energy Inc., 8.50%, 06/15/2019	2.87%	5.00%	06/20/2017	(1,600,000)	140,357	248,793
GSI	NRG Energy Inc., 8.50%, 06/15/2019	2.87%	5.00%	06/20/2017	(1,400,000)	122,813	188,959
GSI	Panasonic Corp. 2.05%, 03/20/2019	2.10%	1.00%	12/20/2017	(109,355)	(5,599)	5,279
BOA	People’s Republic of China, 4.25%, 10/28/2014	0.62%	1.00%	09/20/2017	(3,000,000)	51,940	81,604
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.62%	1.00%	09/20/2017	(3,500,000)	60,597	98,866
DUB	People’s Republic of China, 4.75%, 10/29/2013	1.13%	1.00%	09/20/2022	(1,100,000)	(12,523)	25,519
BBP	Prudential Financial Inc., 4.50%, 07/15/2013	1.28%	1.00%	12/20/2017	(1,500,000)	(20,006)	29,761
BBP	Prudential Financial Inc., 4.50%, 07/15/2013	1.28%	1.00%	12/20/2017	(1,400,000)	(18,672)	23,969
BNP	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.74%	1.00%	03/20/2017	(2,000,000)	20,750	80,764
GSI	Russia - Eurobond, 7.50%, 03/31/2030	1.17%	1.00%	12/20/2016	(2,300,000)	(14,795)	110,679
GSI	Russia - Eurobond, 7.50%, 03/31/2030	1.36%	1.00%	09/20/2017	(900,000)	(14,483)	34,247
CSI	Telecom Italia S.p.A, 5.38%, 01/29/2019	1.91%	1.00%	12/20/2015	(678,896)	(17,316)	7,628
CSI	Telecom Italia S.p.A, 5.38%, 01/29/2019	1.91%	1.00%	12/20/2015	(407,338)	(10,390)	5,671
BOA	Tokyo Electric Power Co., 0.68%, 05/30/2013	2.16%	1.00%	12/20/2013	(874,843)	(8,988)	93,898
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.40%	1.00%	12/20/2016	(3,000,000)	69,127	63,676
BNP	United Mexican States, 5.95%, 03/19/2019	0.91%	1.00%	09/20/2017	(2,600,000)	10,490	48,220
CSI	United Mexican States, 5.95%, 03/19/2019	0.91%	1.00%	09/20/2017	(100,000)	403	1,598
DUB	United Mexican States, 5.95%, 03/19/2019	0.91%	1.00%	09/20/2017	(200,000)	807	3,101
GSI	United Mexican States, 5.95%, 03/19/2019	0.91%	1.00%	09/20/2017	(1,300,000)	5,245	26,049
MSC	United Mexican States, 5.95%, 03/19/2019	0.77%	1.00%	12/20/2016	(6,000,000)	53,537	141,350
DUB	Whirlpool Corp., 7.75%, 07/15/2016	1.20%	1.00%	03/20/2018	(1,400,000)	(13,492)	5,815
					$(153,010,432)	$856,044	$3,227,925

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Fixed Rate (6)	Expiration Date	Notional Amount (1), (5)	Value (4)	Unrealized Appreciation / (Depreciation)
Credit Default Swap Agreements - sell protection (2)
N/A	CDX.NA.IG-18	1.00%	06/20/2022	$(31,000,000)	$(633,420)	$405,119
N/A	CDX.NA.IG-18	1.00%	12/20/2022	(3,200,000)	(80,908)	11,113
N/A	CDX.NA.IG-19	1.00%	12/20/2017	(91,350,000)	471,578	356,026
				$(125,550,000)	$(242,750)	$772,258

(1)             Notional amount is stated in USD unless otherwise noted.

(2)             If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)             Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)             The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)             The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)             If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/PIMCO Total Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.8%
ACE Securities Corp. Home Equity Loan Trust REMIC, 1.24%, 10/25/34 (a)	$3,272,824	$3,083,174
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.55%, 04/15/33 (a)	2,386,672	2,297,568
Banc of America Funding Trust REMIC, 5.00%, 02/20/35 (a)	975,849	979,961
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.47%, 01/12/45 (a)	700,000	809,553
Citigroup Commercial Mortgage Trust REMIC, 5.70%, 12/10/49 (a)	450,000	526,446
Citigroup Mortgage Loan Trust REMIC, 2.57%, 10/25/35 (a)	218,227	214,305
Countrywide Asset-Backed Certificates REMIC, 0.95%, 06/25/34 (a)	6,700,000	6,214,310
Credit Suisse Commercial Mortgage Trust REMIC, 5.38%, 02/15/40	700,000	771,005
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	160,911	181,830
7.75%, 12/17/19	306,779	358,932
Delta Funding Corp. Home Equity Loan Trust, 2.08%, 12/25/31 (a)	6,000,613	5,437,612
First Horizon Alternative Mortgage Securities Trust REMIC, 2.53%, 06/25/34 (a)	916,016	904,332
First Horizon Mortgage Pass-Through Trust REMIC, 2.58%, 06/25/35 (a)	3,074,001	2,960,173
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust REMIC, 5.44%, 03/10/39	1,200,000	1,366,506
GSAA Home Equity Trust REMIC, 0.47%, 06/25/35 (a)	1,136,998	1,092,848
GSR Mortgage Loan Trust REMIC, 2.66%, 09/25/35 (a)	2,307,718	2,371,300
Indymac Index Mortgage Loan Trust REMIC, 0.45%, 09/25/37 (a)	1,294,280	1,016,982
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.34%, 05/15/47	1,400,000	1,589,193
5.42%, 01/15/49	400,000	457,397
JPMorgan Mortgage Trust REMIC, 5.50%, 04/25/36	346,640	349,661
Merit Securities Corp. REMIC, 0.82%, 04/28/27 (a) (b)	83,079	71,121
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.49%, 03/12/51 (a)	1,500,000	1,710,282
Morgan Stanley Capital I Trust REMIC, 5.81%, 12/12/49	1,000,000	1,172,577
Morgan Stanley Mortgage Loan Trust REMIC, 0.46%, 04/25/35 (a)	402,228	381,064
Morgan Stanley Re-REMIC Trust, 5.79%, 08/12/45 (a) (b)	1,500,000	1,724,488
MortgageIT Trust REMIC, 0.50%, 08/25/35 (a)	1,547,987	1,444,691
Northwest Airlines Pass-Through Trust, 7.15%, 10/01/19	7,149,609	7,650,082
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.44%, 10/01/35 (a)	4,210,320	4,270,022
PHH Mortgage Capital LLC REMIC, 5.59%, 07/18/35 (a)	2,268,957	2,322,477
Provident Funding Mortgage Loan Trust REMIC, 2.93%, 10/25/35 (a)	1,520,893	1,497,842
SBA Tower Trust, 5.10%, 04/17/17 (c)	100,000	111,927
SLM Private Education Loan Trust, 1.30%, 08/15/23 (a) (b)	8,133,404	8,211,777
Soundview Home Loan Trust REMIC
0.44%, 07/25/36 (a)	1,900,000	987,111
0.33%, 12/25/36 (a)	829,775	793,777
Wachovia Bank Commercial Mortgage Trust REMIC, 5.34%, 12/15/43	1,000,000	1,134,246
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.47%, 08/25/35 (a)	546,877	547,099
1.37%, 11/25/42 (a)	5,686,748	5,436,986

Total Non-U.S. Government Agency Asset-Backed Securities (cost $66,163,127)		72,450,657

CORPORATE BONDS AND NOTES - 18.7%

CONSUMER DISCRETIONARY - 0.2%
Time Warner Cable Inc., 6.20%, 07/01/13	1,700,000	1,738,066

CONSUMER STAPLES - 0.2%
Cadbury Schweppes U.S. Finance LLC, 5.13%, 10/01/13 (b)	1,400,000	1,436,499
General Mills Inc., 5.25%, 08/15/13	700,000	717,616
		2,154,115
ENERGY - 0.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18	200,000	255,550
8.70%, 08/07/18 (b)	350,000	447,213
Gazprom OAO Via Gaz Capital SA
8.13%, 07/31/14 (b)	600,000	648,960
6.21%, 11/22/16 (b)	700,000	780,500
8.15%, 04/11/18 (b)	1,300,000	1,582,750
Gazprom OAO Via Gazprom International SA, 7.20%, 02/01/20	127,953	145,227
Gazprom OAO Via White Nights Finance BV, 10.50%, 03/25/14	100,000	108,940
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (b) (d)	475,000	532,000
Petrobras International Finance Co.
7.88%, 03/15/19	300,000	369,552
5.75%, 01/20/20	1,200,000	1,340,712
Petroleos Mexicanos, 8.00%, 05/03/19	200,000	256,000
Tennessee Gas Pipeline Co. LLC, 8.00%, 02/01/16	800,000	950,035
TNK-BP Finance SA
7.50%, 07/18/16	900,000	1,029,375
7.25%, 02/02/20	100,000	120,750
		8,567,564
FINANCIALS — 13.9%
Ally Financial Inc.
7.50%, 12/31/13	1,500,000	1,575,000
6.75%, 12/01/14	900,000	972,000
4.63%, 06/26/15	400,000	420,057
5.50%, 02/15/17	1,100,000	1,182,586
American Express Bank FSB, 6.00%, 09/13/17	3,300,000	3,933,725
American Express Co., 6.80%, 09/01/66 (a)	3,489,000	3,707,062
American International Group Inc.
8.25%, 08/15/18	2,500,000	3,245,032
6.40%, 12/15/20	800,000	979,452
8.18%, 05/15/58 (a)	5,600,000	7,280,000
ANZ New Zealand International Ltd., 6.20%, 07/19/13 (b)	800,000	820,522

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Banco do Brasil SA
4.50%, 01/22/15 (b)	1,300,000	1,358,500
6.00%, 01/22/20 (b)	400,000	461,000
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (b)	2,900,000	3,030,500
Banco Santander Brasil SA
2.41%, 03/18/14 (a) (b)	7,700,000	7,674,621
4.25%, 01/14/16 (b)	1,000,000	1,037,500
Bank of America Corp.
0.89%, 05/23/17 (a), EUR	1,200,000	1,501,446
7.63%, 06/01/19	800,000	1,017,296
Barclays Bank Plc
2.38%, 01/13/14	400,000	406,783
5.20%, 07/10/14	200,000	212,254
BNP Paribas SA, 1.21%, 01/10/14 (a)	1,300,000	1,306,270
BPCE SA, 9.00%, (callable at 100 beginning 03/17/15) (e), EUR	2,000,000	2,790,262
Cantor Fitzgerald LP, 7.88%, 10/15/19 (b)	850,000	875,843
CBA Capital Trust II, 6.02%, (callable at 100 beginning 03/15/16) (b) (d) (e)	3,100,000	3,207,638
Citigroup Inc.
5.00%, 09/15/14	4,900,000	5,160,641
1.99%, 05/15/18 (a)	500,000	512,170
Credit Agricole Home Loan SFH, 1.05%, 07/21/14 (a) (c)	1,800,000	1,810,636
Credit Agricole SA
8.13% (callable at 100 beginning 10/26/19) (e), GBP	700,000	1,135,729
1.75%, 01/21/14 (a) (c) (d)	1,500,000	1,514,395
Dexia Credit Local SA, 2.75%, 04/29/14	2,100,000	2,137,080
Ford Motor Credit Co. LLC
8.00%, 06/01/14	1,800,000	1,952,300
6.63%, 08/15/17	1,000,000	1,166,125
5.88%, 08/02/21	1,300,000	1,477,541
HBOS Plc
1.01%, 09/06/17 (a)	2,571,000	2,293,332
6.75%, 05/21/18 (c)	900,000	986,625
HSBC Finance Corp., 0.72%, 06/01/16 (a)	1,100,000	1,081,547
ICICI Bank Ltd., 5.75%, 11/16/20	2,700,000	2,931,277
Industrial Bank of Korea, 3.75%, 09/29/16 (b)	1,500,000	1,616,091
International Lease Finance Corp., 6.63%, 11/15/13	1,300,000	1,348,750
Intesa Sanpaolo SpA
2.69%, 02/24/14 (a) (c)	1,700,000	1,711,489
3.13%, 01/15/16	1,000,000	992,511
JPMorgan Chase Capital XXIII, 1.29%, 05/15/47 (a)	3,878,000	2,986,060
KeyBank NA, 7.41%, 05/06/15	3,300,000	3,699,762
Korea Development Bank, 8.00%, 01/23/14	100,000	106,707
LBG Capital No.1 Plc, 7.88%, 11/01/20 (c)	3,000,000	3,288,000
LBG Capital No.2 Plc, 11.25%, 09/14/23, GBP	400,000	736,218
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	14,700,000	17,219,227
6.88%, 04/25/18	2,800,000	3,372,953
Morgan Stanley
2.79%, 05/14/13 (a)	1,000,000	1,005,661
5.38%, 10/15/15	4,000,000	4,350,288
5.95%, 12/28/17	1,900,000	2,180,301
7.30%, 05/13/19	1,200,000	1,468,949
Nationwide Building Society, 6.25%, 02/25/20 (c)	1,400,000	1,617,140
PNC Preferred Funding Trust I, 1.96%, (callable at 100 beginning 03/15/17) (a) (b) (e)	400,000	330,000
Sberbank of Russia Via SB Capital SA
4.95%, 02/07/17 (b)	200,000	214,250
6.13%, 02/07/22 (b)	200,000	228,258
SLM Corp.
5.14%, 06/15/16	10,000,000	10,074,100
8.45%, 06/15/18	1,500,000	1,787,037
8.00%, 03/25/20	900,000	1,041,750
Societe Generale SA
9.38% (callable at 100 beginning 09/04/19) (e), EUR	1,200,000	1,791,959
1.36%, 04/11/14 (a) (b)	7,200,000	7,210,642
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (d) (e)	5,600,000	5,712,000
		149,244,850
HEALTH CARE - 1.6%
HCA Inc., 7.25%, 09/15/20	1,150,000	1,276,500
HCA Inc. Extended Term Loan, 6.90%, 05/02/16 (a)	4,015,000	4,011,667
Sanofi SA, 0.62%, 03/28/14 (a)	2,800,000	2,809,176
Teva Pharmaceutical Finance Co. BV, 1.19%, 11/08/13 (a)	9,100,000	9,152,516
		17,249,859
INDUSTRIALS - 1.3%
Asciano Finance Ltd., 5.00%, 04/07/18 (b)	3,400,000	3,687,429
Russian Railways via RZD Capital Plc, 5.74%, 04/03/17	200,000	220,700
United Technologies Corp., 0.56%, 12/02/13 (a)	10,100,000	10,123,786
		14,031,915
MATERIALS - 0.3%
Gerdau Holdings Inc., 7.00%, 01/20/20 (b)	1,000,000	1,175,000
Gold Fields Orogen Holding BVI Ltd., 4.88%, 10/07/20 (b)	200,000	194,868
GTL Trade Finance Inc.
7.25%, 10/20/17	200,000	233,000
7.25%, 10/20/17 (b)	300,000	349,500
Vale Overseas Ltd.
5.63%, 09/15/19	400,000	454,514
4.63%, 09/15/20	700,000	745,693
		3,152,575
TELECOMMUNICATION SERVICES - 0.2%
Crown Castle Towers LLC, 5.50%, 01/15/17 (b)	100,000	114,419
Deutsche Telekom International Finance BV, 5.88%, 08/20/13	1,500,000	1,542,197
Vivendi SA, 2.40%, 04/10/15 (c)	400,000	407,604
		2,064,220
UTILITIES - 0.2%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (b)	200,000	230,500
Duke Energy Corp., 5.65%, 06/15/13	1,700,000	1,731,577
		1,962,077

Total Corporate Bonds and Notes (cost $186,048,466)		200,165,241

GOVERNMENT AND AGENCY OBLIGATIONS - 87.4%

GOVERNMENT SECURITIES - 56.5%
Federal Home Loan Mortgage Corp. - 2.7% (f)
Federal Home Loan Mortgage Corp.
1.00%, 03/08/17 - 09/29/17	8,000,000	8,038,514
5.50%, 08/23/17	2,400,000	2,895,492
1.25%, 08/01/19 - 10/02/19	17,900,000	17,701,895

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.38%, 01/13/22	600,000	616,612
		29,252,513
Federal National Mortgage Association - 3.3% (f)
Federal National Mortgage Association
1.25%, 01/30/17 (g)	18,600,000	18,966,476
5.00%, 02/13/17 - 05/11/17	4,800,000	5,620,707
1.13%, 04/27/17	900,000	911,409
5.38%, 06/12/17	4,800,000	5,725,882
0.88%, 08/28/17 - 02/08/18	4,000,000	3,979,262
		35,203,736
Municipals - 4.3%
American Municipal Power Inc., 8.08%, 02/15/50	2,200,000	3,183,246
Bay Area Toll Authority, RB - Series S1
7.04%, 04/01/50	2,000,000	2,841,160
6.91%, 10/01/50	1,000,000	1,412,750
City of New York, 5.00%, 08/01/24	9,100,000	11,123,021
Las Vegas Valley Water District, 7.26%, 06/01/34	10,000,000	11,477,000
Metropolitan Transportation Authority, 5.00%, 11/15/26	1,500,000	1,824,900
New Jersey State Turnpike Authority, 7.10%, 01/01/41	2,000,000	2,802,120
New York City Municipal Water Finance Authority, 5.44%, 06/15/43	2,000,000	2,477,060
New York State Dormitory Authority, 5.00%, 12/15/25 - 03/15/29	2,500,000	3,051,992
Ohio Higher Educational Facility Commission, 5.00%, 01/01/38	1,200,000	1,353,300
State of California
7.63%, 03/01/40	1,800,000	2,641,464
7.60%, 11/01/40	1,000,000	1,485,200
State of Iowa, 6.75%, 06/01/34	400,000	474,228
		46,147,441
Sovereign - 10.5%
Italy Buoni Poliennali Del Tesoro
3.50%, 06/01/14, EUR	200,000	278,841
4.25%, 07/01/14 - 08/01/14, EUR	200,000	282,144
6.00%, 11/15/14, EUR	100,000	146,047
2.50%, 03/01/15, EUR	1,100,000	1,511,195
4.50%, 07/15/15 - 08/01/18, EUR	6,300,000	9,027,911
3.75%, 08/01/15 - 04/15/16, EUR	4,200,000	5,940,804
4.75%, 09/15/16 - 06/01/17, EUR	21,600,000	31,456,214
4.00%, 02/01/17, EUR	1,500,000	2,132,481
5.25%, 08/01/17, EUR	1,200,000	1,784,236
Italy Certificati di Credito del Tesoro, 0.00%, 05/30/14 (h), EUR	5,200,000	6,917,894
Mexican Bonos
6.25%, 06/16/16, MXN	9,300,000	767,392
10.00%, 12/05/24, MXN	39,700,000	4,447,499
Province of Ontario, Canada
3.15%, 06/02/22, CAD	4,500,000	4,610,447
2.45%, 06/29/22 (d)	5,300,000	5,293,433
2.85%, 06/02/23, CAD	3,100,000	3,062,423
4.60%, 06/02/39, CAD	2,000,000	2,341,548
Province of Quebec, Canada
4.50%, 12/01/18 - 12/01/19, CAD	7,200,000	8,113,159
4.25%, 12/01/21, CAD	2,600,000	2,885,338
3.50%, 12/01/22, CAD	1,300,000	1,355,551
Qatar Government International Bond, 6.40%, 01/20/40 (b)	700,000	946,750
Spain Government Bond
3.30%, 10/31/14, EUR	100,000	137,942
4.00%, 07/30/15, EUR	10,000,000	13,964,833
3.75%, 10/31/15, EUR	2,600,000	3,601,594
3.15%, 01/31/16, EUR	200,000	272,001
4.25%, 10/31/16, EUR	200,000	279,053
4.50%, 01/31/18, EUR	100,000	139,378
		111,696,108
Treasury Inflation Index Securities - 6.5%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 - 07/15/22 (i)	9,371,617	10,104,831
2.13%, 01/15/19 (i)	536,145	652,044
1.38%, 01/15/20 (i)	851,696	1,008,461
0.63%, 07/15/21 (g) (i)	6,435,198	7,292,386
2.38%, 01/15/25 - 01/15/27 (i)	10,829,695	14,593,588
2.00%, 01/15/26 (i)	6,959,640	9,011,105
1.75%, 01/15/28 (i)	11,868,444	15,117,431
0.75%, 02/15/42 (i)	10,494,155	11,118,064
		68,897,910
U.S. Treasury Securities - 29.2%
U.S. Treasury Note
0.38%, 11/15/15 - 01/15/16	37,300,000	37,290,374
0.25%, 12/15/15	23,900,000	23,802,918
0.75%, 12/31/17	18,700,000	18,599,188
0.88%, 01/31/18 - 07/31/19	89,500,000	87,496,253
1.13%, 05/31/19	3,200,000	3,183,251
1.00%, 06/30/19 (g)	106,700,000	105,166,187
1.00%, 08/31/19 - 09/30/19	6,300,000	6,186,151
1.25%, 10/31/19	5,100,000	5,078,881
1.38%, 01/31/20	1,600,000	1,599,000
1.75%, 05/15/22	9,300,000	9,192,473
1.63%, 08/15/22 - 11/15/22	15,200,000	14,776,982
		312,371,658

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.9%
Federal Home Loan Mortgage Corp. - 4.7%
Federal Home Loan Mortgage Corp.
4.50%, 03/01/28 - 12/01/41	16,682,825	17,801,162
4.00%, 01/01/41	11,904,536	12,629,647
5.50%, 02/15/43, TBA (j)	9,000,000	9,727,031
REMIC, 0.92%, 05/15/37 (a)	2,124,094	2,130,613
REMIC, 5.00%, 08/15/38	6,746,000	7,468,166
		49,756,619
Federal National Mortgage Association - 26.2%
Federal National Mortgage Association
3.50%, 08/01/20 - 12/01/26	54,135,907	57,282,706
3.00%, 07/01/21 - 10/01/27	15,215,952	15,994,994
3.89%, 07/01/21	1,200,000	1,340,972
3.16%, 05/01/22	796,755	858,846
2.31%, 08/01/22	300,000	301,574
2.50%, 07/01/27	1,622,522	1,681,845
2.87%, 09/01/27	800,000	770,214
3.00%, 02/15/28 - 03/15/43, TBA (j)	78,000,000	81,807,816
3.50%, 02/15/28 - 03/15/43, TBA (j)	37,000,000	39,061,406
4.00%, 02/15/28 - 02/15/43, TBA (j)	21,927,224	23,311,219
2.50%, 03/15/28, TBA (j)	7,000,000	7,234,063
4.50%, 04/01/29 - 01/01/42	24,996,694	26,930,466
4.00%, 10/01/30 - 05/01/42	12,635,277	13,461,651
5.50%, 01/01/33 - 07/01/41	9,701,295	10,528,687
		280,566,459

Total Government and Agency Obligations (cost $926,561,648)		933,892,444

PREFERRED STOCKS - 0.4%

FINANCIALS - 0.4%
Wells Fargo & Co., Convertible Preferred, 7.50% (e)	3,200	4,130,880

Total Preferred Stocks (cost $3,557,200)		4,130,880

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 2.8%

Securities Lending Collateral - 1.1%
Repurchase Agreement with CSI, 0.13% (Collateralized by $1,741,443 U.S. Treasury Bond Strip, due 11/15/26-11/15/27, value $1,159,147 and $15,901,415 U.S. Treasury Note Strip, due 02/15/13-02/05/41, value $11,154,851) acquired on 01/31/13, due 02/01/13 at $12,072,544	$12,072,500	12,072,500

Treasury Securities - 1.7%
Japan Treasury Bill
0.00%, 02/12/13, JPY	1,370,000,000	14,980,948
0.00%, 02/25/13, JPY	200,000,000	2,186,980
U.S. Treasury Bill, 0.14%, 01/09/14 (g)	1,410,000	1,408,194
		18,576,122

Total Short Term Investments (cost $33,035,273)		30,648,622

Total Investments - 116.1% (cost $1,215,365,714)		1,241,287,844
Total Forward Sales Commitments - (0.5%) (proceeds $5,392,969)		(5,365,625)
Other Assets and Liabilities, Net - (15.6%)		(166,731,172)
Total Net Assets - 100.0%		$1,069,191,047

FORWARD SALES COMMITMENTS - 0.5%

GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
Federal National Mortgage Association - 0.5%
Federal National Mortgage Association, 4.50%, 02/15/43	$5,000,000	$5,365,625

Total Forward Sales Commitments - 0.5% (proceeds $5,392,969)		$5,365,625

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Variable rate security. Rate stated was in effect as of January 31, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of January 31, 2013, the value of Rule 144A and Section 4(2) liquid securities was $50,199,140.

(c)	Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)	All or portion of the security was on loan.
(e)	Perpetual security.
(f)	The securities in this category are direct debt of the agency and not collateralized by mortgages.
(g)	All or a portion of the security is pledged or segregated as collateral.
(h)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(j)	All or a portion of the investment was purchased on a delayed delivery basis. As of January 31, 2013, the total cost of investments purchased on a delayed delivery basis was $180,721,992.

See accompanying Notes to Schedules of Investments.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Fund at January 31, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Credit Agricole Home Loan SFH, 1.05%, 07/21/14	12/02/11	$1,759,142	$1,810,636	0.2%
Credit Agricole SA, 1.75%, 01/21/14	12/05/11	1,449,900	1,514,395	0.1
HBOS Plc, 6.75%, 05/21/18	11/09/11	778,033	986,625	0.1
Intesa Sanpaolo SpA, 2.69%, 02/24/14	11/17/11	1,594,695	1,711,489	0.2
LBG Capital No.1 Plc, 7.88%, 11/01/20	11/04/11	2,362,684	3,288,000	0.3
Nationwide Building Society, 6.25%, 02/25/20	01/23/12	1,389,387	1,617,140	0.2
SBA Tower Trust, 5.10%, 04/17/17	12/19/11	105,504	111,927	—
Vivendi SA, 2.40%, 04/10/15	04/04/12	399,982	407,604	—
		$9,839,327	$11,447,816	1.1%

Schedule of Written Options

Expiration Date	Exercise Price	Contracts	Value
Foreign Currency Options
USD vs JPY Put Option, BNP	04/04/2013	JPY	86	5,100,000	$(11,061)

Interest Rate Swaptions
Call Swaption, 3 month LIBOR versus 0.70% fixed, DUB	02/19/2013	N/A	119	(12)
Call Swaption, 3 month LIBOR versus 0.75% fixed, MSC	04/02/2013	N/A	55	(921)
Call Swaption, 3 month LIBOR versus 0.85% fixed, GSB	03/18/2013	N/A	60	(2,929)
Call Swaption, 3 month LIBOR versus 1.20% fixed, DUB	03/18/2013	N/A	36	(1,099)
Call Swaption, 3 month LIBOR versus 1.20% fixed, MSC	03/18/2013	N/A	74	(2,264)
Call Swaption, 3 month LIBOR versus 1.80% fixed, MSC	07/29/2013	N/A	35	(15,508)
Put Swaption, 3 month LIBOR versus 1.05% fixed, DUB	03/18/2013	N/A	49	(23,426)
Put Swaption, 3 month LIBOR versus 1.15% fixed, MSC	04/02/2013	N/A	55	(20,077)
Put Swaption, 3 month LIBOR versus 1.20% fixed, BOA	03/18/2013	N/A	121	(24,506)
Put Swaption, 3 month LIBOR versus 1.20% fixed, BOA	02/19/2013	N/A	418	(21,770)
Put Swaption, 3 month LIBOR versus 1.20% fixed, DUB	03/18/2013	N/A	79	(15,728)
Put Swaption, 3 month LIBOR versus 1.20% fixed, DUB	02/19/2013	N/A	420	(21,565)
Put Swaption, 3 month LIBOR versus 1.20% fixed, MSS	03/18/2013	N/A	354	(71,118)
Put Swaption, 3 month LIBOR versus 1.20% fixed, MSS	02/19/2013	N/A	50	(2,582)
Put Swaption, 3 month LIBOR versus 1.25% fixed, GSB	03/18/2013	N/A	60	(8,727)
Put Swaption, 3 month LIBOR versus 1.40% fixed, CSI	03/18/2013	N/A	5	(263)
Put Swaption, 3 month LIBOR versus 1.40% fixed, MSC	03/18/2013	N/A	31	(1,629)
Put Swaption, 3 month LIBOR versus 1.65% fixed, BOA	03/20/2013	N/A	25	(10,914)
Put Swaption, 3 month LIBOR versus 1.65% fixed, DUB	03/18/2013	N/A	36	(15,693)
Put Swaption, 3 month LIBOR versus 1.65% fixed, MSC	03/18/2013	N/A	74	(32,221)
Put Swaption, 3 month LIBOR versus 2.65% fixed, MSC	07/29/2013	N/A	35	(26,044)
Put Swaption, 6 month Euribor versus 1.15% fixed, BOA	07/24/2013	N/A	36	(6,951)
Put Swaption, 6 month Euribor versus 1.15% fixed, CSI	07/24/2013	N/A	3	(579)
Put Swaption, 6 month Euribor versus 1.70% fixed, BBP	07/24/2013	N/A	6	(3,150)
2,236	$(329,676)

Summary of Written Options

	Contracts	Premiums
Options outstanding at October 31, 2012	1,825	$582,400
Options written during the period	5,101,479	291,563
Options closed during the period	(967)	(121,865)
Options expired during the period	(101)	(25,898)
Options outstanding at January 31, 2013	5,102,236	$726,200

See accompanying Notes to Schedules of Investments.

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
3-Month Euro Euribor Interest Rate Future	March 2015	4	$(6,347)
3-Month Euro Euribor Interest Rate Future	June 2015	4	(6,413)
3-Month Euro Euribor Interest Rate Future	December 2014	15	(10,039)
90-Day Eurodollar Future	September 2013	24	1,144
90-Day Eurodollar Future	December 2013	31	1,877
90-Day Eurodollar Future	September 2015	92	(11,825)
90-Day Eurodollar Future	December 2015	346	(177,140)
90-Day Eurodollar Future	March 2016	101	(54,614)
90-Day Eurodollar Future	June 2015	561	73,986
90-Day Eurodollar Future	June 2016	7	(4,387)
90-Day Eurodollar Future	September 2016	5	(3,410)
Euro-Bund Future	March 2013	(14)	53,118
U.S. Treasury Note Future, 5-Year	March 2013	15	(6,442)
U.S. Treasury Note Future, 10-Year	March 2013	56	(57,882)
			$(208,374)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

BRL/USD	02/04/2013	UBS	BRL	8,391,530	$4,213,991	$142,014
BRL/USD	02/04/2013	BCL	BRL	821,320	412,444	12,444
BRL/USD	02/04/2013	MSC	BRL	1,026,400	515,429	15,429
BRL/USD	02/04/2013	MSC	BRL	821,520	412,544	12,544
BRL/USD	02/04/2013	BCL	BRL	822,120	412,846	12,846
BRL/USD	04/02/2013	UBS	BRL	11,882,890	5,927,953	181,041
EUR/USD	02/04/2013	DUB	EUR	2,026,000	2,750,886	45,984
EUR/USD	02/04/2013	BCL	EUR	655,000	889,354	13,883
EUR/USD	02/04/2013	DUB	EUR	1,027,000	1,394,452	27,517
MXN/USD	04/03/2013	DUB	MXN	7,072,732	553,065	13,779
MXN/USD	04/03/2013	MSC	MXN	5,150,000	402,713	2,713
MXN/USD	04/03/2013	DUB	MXN	5,193,680	406,129	6,129
MXN/USD	04/03/2013	BOA	MXN	11,481,120	897,786	(2,214)
MXN/USD	04/03/2013	UBS	MXN	1,268,360	99,182	(818)
MXN/USD	04/03/2013	UBS	MXN	2,535,720	198,285	(1,715)
USD/BRL	02/04/2013	UBS	BRL	(11,882,890)	(5,967,253)	(177,782)
USD/CAD	03/21/2013	DUB	CAD	(22,044,000)	(22,080,546)	288,363
USD/CAD	03/21/2013	BCL	CAD	(454,000)	(454,753)	4,645
USD/EUR	02/01/2013	DUB	EUR	(3,600,000)	(4,888,050)	(470,166)
USD/EUR	12/16/2013	BOA	EUR	(12,300,000)	(16,720,079)	(1,195,019)
USD/EUR	06/02/2014	CSI	EUR	(200,000)	(271,902)	(18,302)
USD/EUR	08/01/2014	BNP	EUR	(100,000)	(135,951)	(9,391)
USD/EUR	09/04/2013	BOA	EUR	(100,000)	(135,901)	(10,261)
USD/EUR	11/01/2013	CSI	EUR	(14,287,870)	(19,420,124)	(957,053)
USD/EUR	06/21/2013	BNP	EUR	(9,832,510)	(13,359,218)	(416,193)
USD/EUR	09/20/2013	UBS	EUR	(388,662)	(528,215)	(17,718)
USD/EUR	02/04/2013	UBS	EUR	(390,000)	(529,539)	(20,638)
USD/EUR	02/04/2013	MSC	EUR	(19,000)	(25,798)	(627)
USD/EUR	02/04/2013	BNP	EUR	(25,199,000)	(34,214,993)	(985,122)
USD/EUR	02/04/2013	CSI	EUR	(62,000)	(84,183)	(1,933)
USD/EUR	02/04/2013	MSC	EUR	(12,000)	(16,293)	(333)
USD/EUR	02/04/2013	UBS	EUR	(438,000)	(594,713)	(11,245)
USD/EUR	02/04/2013	BCL	EUR	(52,000)	(70,605)	(1,403)
USD/EUR	03/04/2013	UBS	EUR	(3,518,000)	(4,777,438)	(32,813)
USD/EUR	03/04/2013	UBS	EUR	(22,508,000)	(30,565,824)	(305,056)
USD/GBP	03/12/2013	DUB	GBP	(670,000)	(1,062,413)	15,229
USD/GBP	03/12/2013	CSI	GBP	(437,000)	(692,947)	12,065
USD/GBP	03/12/2013	BCL	GBP	(79,000)	(125,270)	(61)
USD/JPY	02/12/2013	BOA	JPY	(510,000,000)	(5,577,392)	811,984
USD/JPY	02/12/2013	UBS	JPY	(860,000,000)	(9,405,014)	1,366,556
USD/JPY	02/25/2013	BOA	JPY	(200,000,000)	(2,187,384)	309,495
USD/JPY	04/17/2013	UBS	JPY	(390,471,000)	(4,272,165)	107,719
USD/MXN	04/03/2013	MSC	MXN	(27,662,485)	(2,163,116)	(30,426)
					$(160,840,020)	$(1,263,910)

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	9,000,000	$24,642
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	10,000,000	26,731
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000,000	82,064
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	4,093
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	4,000,000	8,146
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	4,543
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	3,784
BBP	Mexican Interbank Rate	Paying	5.00%	09/13/2017	MXN	500,000	369
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	7,000,000	12,576

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
BOA	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	1,400,000	$1,127
GSB	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		13,500,000	(79,827)
GSB	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		21,800,000	(89,485)
GSB	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		9,800,000	(42,024)
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000,000	13,797
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	3,000,000	6,306
MSS	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		5,000,000	(9,214)
MSS	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		11,500,000	(67,169)
MSS	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	3,100,000	2,724
							$(96,817)

Centrally Cleared Interest Rate Swap Agreements

N/A	3-Month LIBOR	Paying	2.75%	06/19/2043	36,700,000	$114,538
N/A	3-Month LIBOR	Paying	1.50%	03/18/2016	99,700,000	(189,591)
						$(75,053)

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Rate(7)	Expiration Date	Notional Amount(1),(6)	Value(5)	Unrealized Appreciation / (Depreciation)
Credit default swap agreements - sell protection(3)
DUB	Ally Financial Inc., 8.30%, 02/12/2015	0.61%	5.00%	06/20/2014	$(4,400,000)	$268,165	$173,484
BOA	Australian Government Bond, 6.50%, 05/15/2013	0.39%	1.00%	06/20/2017	(1,000,000)	26,421	11,976
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.96%	1.00%	06/20/2017	(900,000)	1,371	21,852
CSI	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.96%	1.00%	06/20/2017	(700,000)	1,066	16,403
GSI	Canadian Natural Resources, 6.25%, 03/15/2038	0.58%	1.00%	09/20/2015	(100,000)	1,094	2,182
BOA	Comcast Corp., 5.30%, 01/15/2014	0.38%	1.00%	09/20/2015	(100,000)	1,791	1,181
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.96%	1.00%	12/20/2016	(2,500,000)	3,746	56,204
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.05%	1.00%	06/20/2017	(900,000)	(1,945)	8,342
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.61%	1.00%	03/20/2017	(2,500,000)	39,331	54,258
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.61%	1.00%	03/20/2017	(400,000)	6,293	8,493
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.61%	1.00%	03/20/2017	(200,000)	3,147	4,336
GSI	Japanese Government Bond, 2.00%, 03/21/2022	0.61%	1.00%	03/20/2017	(300,000)	4,720	6,415
GSI	Japanese Government Bond, 2.00%, 03/21/2022	0.61%	1.00%	03/20/2017	(300,000)	4,720	6,415
GSI	Japanese Government Bond, 2.00%, 03/21/2022	0.61%	1.00%	03/20/2017	(200,000)	3,146	4,174
MSS	Japanese Government Bond, 2.00%, 03/21/2022	0.61%	1.00%	03/20/2017	(200,000)	3,146	4,257
MSS	Japanese Government Bond, 2.00%, 03/21/2022	0.61%	1.00%	03/20/2017	(100,000)	1,573	2,168
MSS	Japanese Government Bond, 2.00%, 03/21/2022	0.66%	1.00%	06/20/2017	(6,400,000)	94,293	83,519
GSI	MCDX.NA.19-V1	N/A	1.00%	12/20/2022	(1,000,000)	(50,674)	2,466
BBP	Metlife Inc., 4.75%, 02/08/2021	1.36%	1.00%	12/20/2017	(7,400,000)	(126,060)	189,046
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	0.84%	1.00%	09/20/2013	(5,000,000)	5,069	13,979
BBP	Republic of Indonesia, 7.25%, 04/20/2015	1.32%	1.00%	09/20/2017	(2,000,000)	(28,399)	41,506
CSI	Republic of Indonesia, 7.25%, 04/20/2015	1.32%	1.00%	09/20/2017	(700,000)	(9,939)	14,221
DUB	Republic of Indonesia, 7.25%, 04/20/2015	1.00%	1.00%	09/20/2016	(1,200,000)	—	45,294
DUB	Republic of Indonesia, 7.25%, 04/20/2015	1.23%	1.00%	06/20/2017	(400,000)	(3,875)	6,988
MSS	Republic of Indonesia, 7.25%, 04/20/2015	1.23%	1.00%	06/20/2017	(1,700,000)	(16,469)	30,405
BOA	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.46%	1.00%	09/20/2015	(200,000)	2,870	6,020
BOA	Time Warner Cable Inc., 5.85%, 05/01/2017	0.60%	1.00%	09/20/2015	(100,000)	1,155	3,398
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.40%	1.00%	12/20/2016	(2,500,000)	57,606	51,748
BBP	United Mexican States, 5.95%, 03/19/2019	0.86%	1.00%	06/20/2017	(600,000)	3,646	7,938
BNP	United Mexican States, 5.95%, 03/19/2019	0.86%	1.00%	06/20/2017	(2,900,000)	17,624	34,455
BNP	United Mexican States, 5.95%, 03/19/2019	0.91%	1.00%	09/20/2017	(100,000)	403	2,630
DUB	United Mexican States, 5.95%, 03/19/2019	0.77%	1.00%	12/20/2016	(1,500,000)	13,384	44,385
MSS	United Mexican States, 5.95%, 03/19/2019	0.86%	1.00%	06/20/2017	(1,500,000)	9,116	29,328
					(50,000,000)	337,535	$989,466

See accompanying Notes to Schedules of Investments.

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Rate(7)	Expiration Date	Notional Amount(1),(6)	Value(5)	Unrealized Appreciation / (Depreciation)
Credit Default Swap Agreements - purchase protection (2)
N/A	CDX.NA.HY-17	5.00%	12/20/2016	$3,072,000	$(130,705)	$(199,451)
N/A	CDX.NA.HY-18	5.00%	06/20/2017	7,128,000	(237,234)	(361,974)
N/A	CDX.NA.HY-19	5.00%	12/20/2017	300,000	(6,797)	(5,672)
N/A	CDX.NA.IG-18	1.00%	06/20/2017	3,900,000	(37,098)	(9,071)
N/A	CDX.NA.IG-19	1.00%	12/20/2017	29,500,000	(152,288)	14,410
				$43,900,000	$(564,122)	$(561,758)

(1)             Notional amount is stated in USD unless otherwise noted.

(2)             If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)             If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)             Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)             The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)             The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)             If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

	Shares	Value
Curian/WMC International Equity Fund

COMMON STOCKS - 93.0%

AUSTRALIA - 2.1%
Transurban Group	355,721	$2,264,003
Westfield Group	312,138	3,642,618
		5,906,621
AUSTRIA - 0.7%
Erste Group Bank AG (a)	60,819	2,046,484

BELGIUM - 0.8%
Umicore SA	41,657	2,167,364

BRAZIL - 1.7%
Banco Santander Brasil SA - ADR	121,900	904,498
BR Malls Participacoes SA	136,000	1,760,655
BR Properties SA	28,900	375,155
Localiza Rent a Car SA	22,400	411,701
Mills Estruturas e Servicos de Engenharia SA	52,100	876,466
Raia Drogasil SA	35,797	399,971
		4,728,446
CANADA - 5.6%
Canadian National Railway Co.	74,200	7,121,683
MEG Energy Corp. (a)	7,600	259,759
MEG Energy Corp. (a)	28,100	960,426
Suncor Energy Inc.	91,500	3,109,936
Tim Hortons Inc.	82,400	4,131,566
		15,583,370
CHINA - 4.7%
China Construction Bank Corp. - Class H	2,942,000	2,537,862
China Pacific Insurance Group Co. Ltd. - Class H (b)	1,244,600	4,863,782
ENN Energy Holdings Ltd.	292,000	1,398,860
Lenovo Group Ltd. (b)	2,524,000	2,629,018
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	356,000	343,879
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H (a)	222,500	333,377
Sinopharm Group Co. Ltd. - Class H	148,400	454,531
Zhongsheng Group Holdings Ltd. (b)	405,500	606,632
		13,167,941
COLOMBIA - 0.4%
Cemex Latam Holdings SA (a)	146,855	1,075,309

FINLAND - 0.4%
Nokian Renkaat Oyj	27,736	1,192,608

FRANCE - 14.8%
Accor SA	64,215	2,506,614
Air Liquide SA	50,831	6,489,678
AXA SA	309,872	5,737,228
BNP Paribas SA	19,995	1,254,565
Bureau Veritas SA	13,727	1,643,004
Cie Generale d’Optique Essilor International SA	25,714	2,621,007
Danone SA	25,651	1,777,658
Pernod-Ricard SA	39,092	4,893,249
Renault SA	47,661	2,872,718
Rexel SA	110,371	2,347,570
Safran SA	60,142	2,762,162
Unibail-Rodamco SE	26,022	6,145,621
		41,051,074
GERMANY - 2.3%
Brenntag AG	10,247	1,458,888
Continental AG	7,149	839,006
Deutsche Wohnen AG	60,980	1,174,012
GSW Immobilien AG	25,413	1,084,401
Infineon Technologies AG	190,114	1,714,721
		6,271,028
HONG KONG - 4.3%
AIA Group Ltd.	1,056,000	4,200,893
Link REIT	243,500	1,265,946
Shangri-La Asia Ltd.	686,735	1,625,298
Skyworth Digital Holdings Ltd. (b)	1,390,000	845,523
Sun Hung Kai Properties Ltd.	234,705	3,855,927
		11,793,587
INDIA - 0.4%
ITC Ltd. - GDR (b)	75,950	438,307
United Spirits Ltd. - GDR	40,865	693,144
		1,131,451
IRELAND - 1.3%
CRH Plc	162,208	3,495,643

ISRAEL - 0.6%
Teva Pharmaceutical Industries Ltd. - ADR	43,100	1,637,369

ITALY - 5.6%
Intesa Sanpaolo SpA	1,451,991	2,959,647
Mediaset SpA	629,465	1,653,698
Saipem SpA	17,643	500,963
Snam SpA	1,553,686	7,851,755
UniCredit SpA (a)	396,723	2,560,895
		15,526,958
JAPAN - 10.0%
Daiichi Sankyo Co. Ltd.	49,300	834,673
Daito Trust Construction Co. Ltd.	45,000	4,433,735
Eisai Co. Ltd.	53,900	2,356,576
FamilyMart Co. Ltd.	68,200	2,739,665
FANUC Corp.	20,800	3,245,851
Fuji Heavy Industries Ltd.	111,000	1,501,245
Honda Motor Co. Ltd.	38,100	1,440,149
Mitsubishi UFJ Financial Group Inc.	536,600	3,051,721
Mitsui Fudosan Co. Ltd.	40,000	914,364
Rakuten Inc.	90,000	821,449
Softbank Corp.	45,500	1,621,244
Tokio Marine Holdings Inc.	51,300	1,514,991
Toshiba Corp.	723,000	3,219,241
		27,694,904
LUXEMBOURG - 1.6%
ArcelorMittal	256,611	4,403,277

MACAU - 0.3%
Sands China Ltd.	169,600	855,866

MALAYSIA - 0.1%
AirAsia Bhd	377,500	337,401

MEXICO - 0.5%
Fibra Uno Administracion SA de CV (b)	313,000	978,786
Mexico Real Estate Management SA de CV (a)	185,600	432,083
		1,410,869
NETHERLANDS - 0.6%
Yandex NV - Class A (a)	73,800	1,786,698

NORWAY - 0.4%
Algeta ASA (a) (b)	34,179	1,046,281

POLAND - 0.2%
Alior Bank SA (a)	29,529	684,921

See accompanying Notes to Schedules of Investments.

	Shares	Value
PORTUGAL - 1.3%
Banco Espirito Santo SA (a)	456,773	647,803
Galp Energia SGPS SA	85,530	1,389,518
Portugal Telecom SGPS SA (b)	281,410	1,643,013
		3,680,334
RUSSIAN FEDERATION - 0.6%
Sberbank of Russia - ADR (b)	106,200	1,566,809

SOUTH KOREA - 0.6%
Samsung Electronics Co. Ltd.	1,277	1,698,964

SPAIN - 3.2%
Banco Bilbao Vizcaya Argentaria SA	255,866	2,543,748
Repsol SA	137,905	3,075,441
Telefonica SA	216,782	3,137,464
		8,756,653
SWEDEN - 3.3%
Assa Abloy AB - Class B	116,629	4,363,409
SKF AB - Class B	111,168	2,756,754
Volvo AB - Class B	147,212	2,178,800
		9,298,963
SWITZERLAND - 9.3%
Cie Financiere Richemont SA	16,441	1,350,522
Credit Suisse Group AG (b)	67,434	1,991,516
Givaudan SA	2,180	2,420,731
Julius Baer Group Ltd.	103,627	4,234,245
Partners Group Holding AG	2,413	566,471
Roche Holding AG	44,801	9,902,773
Swiss Re AG	27,243	2,025,460
UBS AG	189,700	3,294,641
		25,786,359
TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	713,000	2,443,255

UNITED ARAB EMIRATES - 0.2%
NMC Health Plc (a)	161,981	642,252

UNITED KINGDOM - 12.9%
Aberdeen Asset Management Plc	208,905	1,333,274
BG Group Plc	331,545	5,884,536
BHP Billiton Plc	96,036	3,293,240
BP Plc	533,993	3,952,873
Direct Line Insurance Group Plc (a)	220,013	777,785
Ensco Plc - Class A	28,600	1,818,102
Imperial Tobacco Group Plc	141,955	5,278,458
Lloyds Banking Group Plc (a)	2,219,458	1,816,650
National Grid Plc	291,025	3,186,605
Rexam Plc	320,458	2,382,167
Rolls-Royce Holdings Plc	395,865	5,943,069
		35,666,759
UNITED STATES OF AMERICA - 1.3%
ASML Holding NV - ADR (b)	13,860	1,040,747
Carnival Corp.	63,800	2,470,336
		3,511,083

Total Common Stocks (cost $223,854,520)		258,046,901

PREFERRED STOCKS - 1.2%

GERMANY - 1.2%
Volkswagen AG	13,456	3,331,356

Total Preferred Stocks (cost $3,176,497)		3,331,356

SHORT TERM INVESTMENTS - 2.9%

Securities Lending Collateral - 2.9%
Repurchase Agreement with CSI, 0.13% (Collateralized by $1,168,149 U.S. Treasury Bond Strip, due 11/15/26-11/15/27, value $777,548 and $10,666,568 U.S. Treasury Note Strip, due 02/15/13-02/05/41, value $7,482,603) acquired on 01/31/13, due 02/01/13 at $8,098,185	$8,098,156	8,098,156

Total Short Term Investments (cost $8,098,156)		8,098,156

Total Investments - 97.1% (cost $235,129,173)		269,476,413
Other Assets and Liabilities, Net - 2.9%		7,906,413
Total Net Assets - 100.0%		$277,382,826

(a)           Non-income producing security.

(b)           All or portion of the security was on loan.

See accompanying Notes to Schedules of Investments.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CNY - Chinese Yen

EUR - European Currency Unit (Euro)

GBP - British Pound

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

PHP - Philippine Peso

SGD - Singapore Dollar

USD - United States Dollar

Abbreviations:

ADR - American Depositary Receipt

ABS - Asset Backed Securities

CDX - Credit Default Swap Index

CLO - Collateralized Loan Obligation

Euribor - Europe Interbank Offered Rate

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

FSB - Federal Savings Bank

GDR - Global Depository Receipt

GO - General Obligation

LIBOR - London Interbank Offered Rate

OJSC - Open Joint Stock Company

RB - Revenue Bond

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BNP - BNP Paribas Securities

BOA - Banc of America Securities LLC/Bank of America NA

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSB - Goldman Sachs Bank USA

GSI - Goldman Sachs International

JPM - J.P. Morgan Securities LLC

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

UBS - UBS Securities LLC

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

January 31, 2013

Security Valuation - Curian Capital, LLC (“Curian”, “Adviser” or “Administrator”) serves as the investment adviser and administrator of the Funds with the responsibility for the professional investment supervision and management of the Funds.  Curian is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Curian has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  JNAM is a subsidiary of Jackson and an affiliate of Curian.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps.  OTC derivatives, such as options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may rely on pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants.

FINANCIAL ACCOUNTING STANDARDS BOARD (“FASB”) ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Funds’ investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

January 31, 2013

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches, including, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of January 31, 2013 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Non-U.S. Government Agency ABS	$—	$18,573,795	$686,781	$19,260,576
Corporate Bonds and Notes	—	496,542,944	699,823	497,242,767
Government and Agency Obligations	—	187,936,456	—	187,936,456
Purchased Options	—	432,916	—	432,916
Short Term Investments	3,000,000	30,107,836	—	33,107,836
Fund Total	$3,000,000	$733,593,947	$1,386,604	$737,980,551
Curian/PIMCO Total Return Fund
Non-U.S. Government Agency ABS	$—	$72,450,657	$—	$72,450,657
Corporate Bonds and Notes	—	200,165,241	—	200,165,241
Government and Agency Obligations	—	933,892,444	—	933,892,444
Preferred Stocks	4,130,880	—	—	4,130,880
Short Term Investments	—	30,648,622	—	30,648,622
Fund Total	$4,130,880	$1,237,156,964	$—	$1,241,287,844
Curian/WMC International Equity Fund
Common Stocks	$41,252,270	$216,794,631	$—	$258,046,901
Preferred Stocks	—	3,331,356	—	3,331,356
Short Term Investments	—	8,098,156	—	8,098,156
Fund Total	$41,252,270	$228,224,143	$—	$269,476,413

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Total Return Fund
Government and Agency Obligations	$—	$(5,365,625)	$—	$(5,365,625)
Fund Total	$—	$(5,365,625)	$—	$(5,365,625)

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Open Forward Foreign Currency Contracts	$—	$797,419	$—	$797,419
OTC Interest Rate Swap Agreements	—	827,497	—	827,497
Centrally Cleared Interest Rate Swap Agreements	—	14,047	—	14,047
OTC Credit Default Swap Agreements	—	3,266,899	—	3,266,899
Centrally Cleared Credit Default Swap Agreements	—	772,258	—	772,258
Fund Total	$—	$5,678,120	$—	$5,678,120

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

January 31, 2013

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Total Return Fund
Open Futures Contracts	$130,125	$—	$—	$130,125
Open Forward Foreign Currency Contracts	—	3,402,379	—	3,402,379
OTC Interest Rate Swap Agreements	—	190,902	—	190,902
Centrally Cleared Interest Rate Swap Agreements	—	114,538	—	114,538
OTC Credit Default Swap Agreements	—	989,466	—	989,466
Centrally Cleared Credit Default Swap Agreements	—	14,410	—	14,410
Fund Total	$130,125	$4,711,695	$—	$4,841,820

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Written Options	$—	$(1,262,342)	$—	$(1,262,342)
Open Forward Foreign Currency Contracts	—	(2,989,793)	—	(2,989,793)
OTC Interest Rate Swap Agreements	—	(415,915)	—	(415,915)
Centrally Cleared Interest Rate Swap Agreements	—	(45,788)	—	(45,788)
OTC Credit Default Swap Agreements	—	(38,974)	—	(38,974)
Fund Total	$—	$(4,752,812)	$—	$(4,752,812)
Curian/PIMCO Total Return Fund
Written Options	$—	$(340,737)	$—	$(340,737)
Open Futures Contracts	(338,499)	—	—	(338,499)
Open Forward Foreign Currency Contracts	—	(4,666,289)	—	(4,666,289)
OTC Interest Rate Swap Agreements	—	(287,719)	—	(287,719)
Centrally Cleared Interest Rate Swap Agreements	—	(189,591)	—	(189,591)
Centrally Cleared Credit Default Swap Agreements	—	(576,168)	—	(576,168)
Fund Total	$(338,499)	$(6,060,504)	$—	$(6,399,003

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options, and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no Level 3 valuations for which significant unobservable valuation inputs were developed at January 31, 2013.

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.  JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements, collateralized fully by U.S. Treasuries, Government National Mortgage Association (“GNMA”) mortgage backed securities or U.S. government sponsored securities.

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Options Transactions - A Fund may be subject to interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund entered into options contracts to manage exposure to or hedge changes in interest rates and Curian/PIMCO Total Return Fund entered into option contracts to manage exposure to or hedge changes in interest rates foreign currencies and inflation.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

January 31, 2013

instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

A Fund may also buy and sell (“write”) call and put options on swaps agreements (“swaptions”).  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreements at any time before the expiration of the option.  Swaptions are illiquid investments.

Futures Contracts - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Total Return Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the future contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of their overall investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the OTC market (“OTC swaps”) or may be executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).  OTC swaps are typically illiquid investments.  In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default, bankruptcy or insolvency.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in the valuation of the centrally cleared swap are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or losses is recorded.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

If a Fund transacts in OTC swaps, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties.  The ISDA Master Agreements govern transactions in OTC derivatives, including swap agreements and forward foreign currency contracts, and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination.  Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

January 31, 2013

under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC swap.

If a Fund transacts in centrally cleared swaps, they are party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM acts as agent in the execution of the centrally cleared swap with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Upon entering into a centrally cleared swap, a Fund is required to deposit with the DCO an amount of cash or cash equivalent equal to a certain percentage of the centrally cleared swap known as the “initial margin”.  The Fund receives from or pays the DCO an amount of cash equal to the daily fluctuation in the value of the centrally cleared swap known as the “variation margin”.  The use of centrally cleared swaps may require a Fund to commit more initial and variation margin than a Fund would otherwise commit under an OTC swap.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  The credit risk associated with certain contracts is mitigated by master netting arrangements between the Fund and the counterparty and by posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.  A Fund’s overall exposure to credit risk subject to master netting arrangements, which can change substantially within a short period, as it is affected by each transaction subject to the arrangement.  Counterparty risk is reduced for centrally cleared swaps in that the Fund has no direct exposure to the counterparty and the DCO has broad powers to provide an orderly liquidation in the event of a default.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark and floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.  For OTC swaps, this risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.  For centrally cleared swaps, this risk is mitigated by shifting exposure from the counterparty to the DCO.

Credit Default Swap Agreements - A Fund may be subject to credit risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund entered into credit default swap agreements to manage credit exposure and in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds and Curian/PIMCO Total Return Fund entered into credit default swap agreements to manage credit exposure.  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.

As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the credit default swap if there is no credit event.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the credit default swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the credit default swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

January 31, 2013

the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  For OTC swaps, this risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by obtaining collateral from the counterparty to cover the Fund’s exposure to the counterparty.  For centrally cleared swaps, this risk is mitigated by shifting exposure from the counterparty to the DCO.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of January 31, 2013, for which the Fund is the seller of protection, are disclosed in the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Reverse Repurchase Agreements — At January 31, 2013 reverse repurchase agreements outstanding were as follows:

	Repurchase Amount	Counter- party	Interest Rate	Maturity Date
Curian/PIMCO Income Fund	$1,462,000	BCL	1.75%	rolling maturity
Curian/PIMCO Total Return Fund	$5,472,500	JPM	0.09%	02/08/13

Federal Income Tax Matters - As of January 31, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation), for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Curian/PIMCO Income Fund	$715,655,946	$25,296,657	$(2,972,052)	$22,324,605
Curian/PIMCO Total Return Fund	1,215,529,928	33,272,996	(7,515,080)	25,757,916
Curian/WMC International Equity Fund	236,849,063	36,418,544	(3,791,194)	32,627,350

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date:	March 28, 2013

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 28, 2013

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.